Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

November 30, 2020

SHI-QTLY-0121
1.824030.115

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 94.8%
	Principal Amount	Value
Aerospace - 4.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	$4,029,000	$4,139,798
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	995,000	1,036,044
5.375% 7/15/26 (a)	4,647,000	4,827,071
Howmet Aerospace, Inc. 6.75% 1/15/28	755,000	890,900
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	2,085,000	2,150,198
6.5% 5/1/25 (a)	535,000	572,450
Moog, Inc. 4.25% 12/15/27 (a)	2,045,000	2,107,066
TransDigm, Inc.:
6.25% 3/15/26 (a)	5,853,000	6,204,180
8% 12/15/25 (a)	1,985,000	2,168,613

TOTAL AEROSPACE		24,096,320

Automotive & Auto Parts - 0.5%
Ford Motor Credit Co. LLC:
4.687% 6/9/25	890,000	945,625
5.113% 5/3/29	1,055,000	1,138,345
5.125% 6/16/25	660,000	712,602

TOTAL AUTOMOTIVE & AUTO PARTS		2,796,572

Banks & Thrifts - 1.4%
Ally Financial, Inc. 5.75% 11/20/25	6,334,000	7,396,658
Broadcasting - 4.3%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	935,000	724,625
Netflix, Inc.:
4.375% 11/15/26	710,000	787,213
4.875% 4/15/28	5,140,000	5,885,300
4.875% 6/15/30 (a)	315,000	364,219
5.375% 11/15/29 (a)	515,000	614,936
5.875% 11/15/28	805,000	972,182
6.375% 5/15/29	250,000	313,698
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	320,000	335,280
4.625% 7/15/24 (a)	1,873,000	1,939,847
5% 8/1/27 (a)	4,160,000	4,377,235
5.375% 7/15/26 (a)	525,000	546,000
5.5% 7/1/29 (a)	5,845,000	6,400,275
Tegna, Inc. 5% 9/15/29	115,000	120,965

TOTAL BROADCASTING		23,381,775

Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,980,000	2,079,000
Cable/Satellite TV - 7.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	5,000,000	5,187,000
4.5% 8/15/30 (a)	780,000	821,925
4.5% 5/1/32 (a)	1,255,000	1,326,410
5% 2/1/28 (a)	4,214,000	4,429,968
5.125% 5/1/27 (a)	3,506,000	3,688,715
5.5% 5/1/26 (a)	557,000	580,116
5.75% 2/15/26 (a)	1,565,000	1,622,295
5.875% 5/1/27 (a)	1,803,000	1,882,783
CSC Holdings LLC:
3.375% 2/15/31 (a)	2,200,000	2,139,500
4.125% 12/1/30 (a)	1,065,000	1,102,062
5.375% 2/1/28 (a)	3,500,000	3,714,375
5.5% 5/15/26 (a)	802,000	834,080
5.5% 4/15/27 (a)	1,961,000	2,069,836
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	5,400,000	5,780,700
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)	2,185,000	2,294,250
5.5% 8/15/26 (a)	1,836,000	1,920,695
Ziggo BV 5.5% 1/15/27 (a)	2,777,000	2,905,297

TOTAL CABLE/SATELLITE TV		42,300,007

Chemicals - 5.2%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	1,200,000	1,266,000
CF Industries Holdings, Inc.:
4.95% 6/1/43	9,000	11,216
5.15% 3/15/34	2,243,000	2,710,183
5.375% 3/15/44	531,000	675,034
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (a)(b)(c)	869,000	842,930
6.5% 5/15/26 (a)	1,916,000	1,854,113
6.875% 6/15/25 (a)	170,000	166,848
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,668,213
5.65% 12/1/44	527,000	546,262
Olin Corp.:
5% 2/1/30	3,409,000	3,545,360
5.125% 9/15/27	2,525,000	2,619,688
5.625% 8/1/29	970,000	1,042,692
The Chemours Co. LLC:
5.375% 5/15/27	2,885,000	3,000,400
7% 5/15/25	2,121,000	2,195,235
Valvoline, Inc.:
4.25% 2/15/30 (a)	1,410,000	1,484,025
4.375% 8/15/25	2,532,000	2,617,607
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	630,000	659,925
5.625% 10/1/24 (a)	1,246,000	1,342,565

TOTAL CHEMICALS		28,248,296

Consumer Products - 0.0%
Newell Brands, Inc. 5.875% 4/1/36	140,000	168,000
Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (a)	55,000	57,063
6% 2/15/25 (a)	240,000	248,100
Berry Global, Inc. 4.875% 7/15/26 (a)	1,266,000	1,344,062
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	612,000	635,333
Silgan Holdings, Inc. 4.75% 3/15/25	425,000	434,297

TOTAL CONTAINERS		2,718,855

Diversified Financial Services - 4.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	515,000	530,450
5.25% 5/15/27	8,215,000	8,625,750
6.25% 5/15/26	2,549,000	2,663,552
6.375% 12/15/25	1,003,000	1,030,583
MSCI, Inc. 5.375% 5/15/27 (a)	1,713,000	1,835,051
Navient Corp.:
5.5% 1/25/23	822,000	852,825
7.25% 1/25/22	619,000	651,498
7.25% 9/25/23	1,724,000	1,879,160
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,183,000	1,253,980
Springleaf Finance Corp.:
6.875% 3/15/25	2,420,000	2,770,900
7.125% 3/15/26	624,000	718,280
VMED O2 UK Financing I PLC 4.25% 1/31/31 (a)	2,470,000	2,535,455

TOTAL DIVERSIFIED FINANCIAL SERVICES		25,347,484

Diversified Media - 0.7%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	3,150,000	3,240,563
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	513,000	513,000

TOTAL DIVERSIFIED MEDIA		3,753,563

Energy - 14.4%
Apache Corp.:
4.25% 1/15/30	184,000	183,080
4.75% 4/15/43	1,670,000	1,661,650
5.1% 9/1/40	315,000	323,269
5.25% 2/1/42	1,030,000	1,057,501
5.35% 7/1/49	170,000	164,900
Cheniere Energy Partners LP:
5.25% 10/1/25	6,770,000	6,947,713
5.625% 10/1/26	4,310,000	4,498,563
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	1,145,000	1,186,506
Continental Resources, Inc. 5.75% 1/15/31 (a)	1,860,000	1,994,850
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,998,000	1,921,648
5.75% 4/1/25	5,081,000	5,042,893
6.25% 4/1/23	2,310,000	2,320,464
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,580,000	1,390,400
5.75% 2/15/28 (a)	175,000	146,563
DCP Midstream Operating LP:
5.375% 7/15/25	4,155,000	4,482,206
5.6% 4/1/44	15,000	14,025
Duke Energy Field Services 8.125% 8/16/30	30,000	36,300
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	90,000	92,588
5.75% 1/30/28 (a)	905,000	962,468
6.625% 7/15/25 (a)	225,000	239,823
EQM Midstream Partners LP 6.5% 7/1/27 (a)	630,000	694,575
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,130,000	1,158,951
5.625% 2/15/26 (a)	3,592,000	3,708,740
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	1,136,000	1,107,600
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	365,000	359,379
Occidental Petroleum Corp.:
2.9% 8/15/24	1,125,000	1,049,063
3.4% 4/15/26	645,000	577,275
3.5% 8/15/29	965,000	844,375
4.2% 3/15/48	645,000	519,225
4.3% 8/15/39	340,000	280,500
4.4% 4/15/46	995,000	837,681
4.4% 8/15/49	1,140,000	926,250
5.55% 3/15/26	1,660,000	1,657,361
6.2% 3/15/40	330,000	315,150
6.45% 9/15/36	1,745,000	1,705,389
7.5% 5/1/31	2,330,000	2,449,413
7.875% 9/15/31	210,000	224,639
8.875% 7/15/30	715,000	807,056
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	2,335,000	2,323,325
Rattler Midstream LP 5.625% 7/15/25 (a)	2,310,000	2,438,494
Rockies Express Pipeline LLC 6.875% 4/15/40 (a)	220,000	233,200
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (a)	1,295,000	1,338,706
5.5% 2/15/26	3,263,000	3,353,548
5.875% 3/15/28	215,000	230,050
6% 4/15/27	30,000	32,130
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.5% 1/15/28 (a)	60,000	57,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (a)	3,460,000	3,680,575
5.125% 2/1/25	2,467,000	2,528,675
5.375% 2/1/27	332,000	346,940
5.5% 3/1/30 (a)	280,000	303,694
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,200,000	1,267,140
Western Gas Partners LP:
3.95% 6/1/25	240,000	238,800
4.1% 2/1/25	985,000	982,823
4.65% 7/1/26	2,375,000	2,429,340
5.05% 2/1/30	1,675,000	1,788,975
5.3% 3/1/48	505,000	451,975
6.25% 2/1/50	180,000	179,100

TOTAL ENERGY		78,094,672

Environmental - 0.8%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	1,275,000	1,357,875
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,800,000
Stericycle, Inc. 3.875% 1/15/29 (a)	925,000	962,000

TOTAL ENVIRONMENTAL		4,119,875

Food/Beverage/Tobacco - 4.9%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	7,864,000	8,109,750
6.75% 2/15/28 (a)	696,000	774,300
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,660,000	1,866,006
6.5% 4/15/29 (a)	3,994,000	4,573,130
Kraft Heinz Foods Co.:
3.875% 5/15/27 (a)	1,165,000	1,260,444
4.25% 3/1/31 (a)	1,100,000	1,220,931
4.625% 10/1/39 (a)	1,695,000	1,869,624
5% 7/15/35	3,440,000	4,052,391
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	1,715,000	1,903,650
U.S. Foods, Inc. 6.25% 4/15/25 (a)	925,000	983,779

TOTAL FOOD/BEVERAGE/TOBACCO		26,614,005

Gaming - 4.1%
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	2,164,000	2,164,000
MCE Finance Ltd.:
4.875% 6/6/25 (a)	1,940,000	1,981,612
5.375% 12/4/29 (a)	535,000	547,513
5.75% 7/21/28 (a)	805,000	845,653
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	2,492,000	2,629,060
4.625% 6/15/25 (a)	315,000	332,325
5.625% 5/1/24	1,000,000	1,072,500
5.75% 2/1/27	664,000	740,081
MGM Mirage, Inc. 5.75% 6/15/25	2,120,000	2,292,250
VICI Properties, Inc.:
3.5% 2/15/25 (a)	620,000	632,400
4.25% 12/1/26 (a)	3,325,000	3,449,688
4.625% 12/1/29 (a)	1,075,000	1,145,595
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	1,078,000	1,088,780
5.5% 3/1/25 (a)	1,330,000	1,356,600
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,028,000	1,031,534
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	1,005,000	1,084,043

TOTAL GAMING		22,393,634

Healthcare - 8.1%
Centene Corp.:
4.25% 12/15/27	4,425,000	4,709,815
5.375% 6/1/26 (a)	4,000,000	4,205,000
5.375% 8/15/26 (a)	1,774,000	1,873,788
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	150,000	158,063
5.5% 4/1/26 (a)	1,510,000	1,585,500
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,865,000	1,934,975
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	640,000	672,800
HCA Holdings, Inc. 3.5% 9/1/30	7,000,000	7,240,184
Hologic, Inc.:
3.25% 2/15/29 (a)	1,125,000	1,143,281
4.625% 2/1/28 (a)	170,000	180,838
IMS Health, Inc.:
5% 10/15/26 (a)	2,751,000	2,878,234
5% 5/15/27 (a)	1,630,000	1,715,575
Molina Healthcare, Inc. 3.875% 11/15/30 (a)	490,000	519,268
Teleflex, Inc.:
4.25% 6/1/28 (a)	305,000	322,568
4.875% 6/1/26	1,338,000	1,391,520
Tenet Healthcare Corp.:
4.625% 7/15/24	4,158,000	4,230,765
4.875% 1/1/26 (a)	690,000	710,700
5.125% 5/1/25	1,731,000	1,748,223
6.25% 2/1/27 (a)	560,000	586,600
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	800,000	824,080
7% 3/15/24 (a)	4,851,000	5,002,594

TOTAL HEALTHCARE		43,634,371

Homebuilders/Real Estate - 1.4%
Hospitality Properties Trust:
4.375% 2/15/30	255,000	239,190
4.95% 2/15/27	130,000	123,988
4.95% 10/1/29	55,000	51,563
5.5% 12/15/27	265,000	276,763
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,398,000	2,466,943
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,516,000	3,722,776
Starwood Property Trust, Inc. 4.75% 3/15/25	476,000	488,638

TOTAL HOMEBUILDERS/REAL ESTATE		7,369,861

Hotels - 0.9%
Hilton Domestic Operating Co., Inc. 4% 5/1/31 (a)	1,060,000	1,114,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	2,164,000	2,214,032
4.875% 4/1/27	426,000	444,058
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,237,000	1,277,203

TOTAL HOTELS		5,049,618

Leisure - 0.8%
Carnival Corp. 10.5% 2/1/26 (a)	2,290,000	2,707,925
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	265,000	286,863
11.5% 6/1/25 (a)	1,135,000	1,329,369

TOTAL LEISURE		4,324,157

Metals/Mining - 0.9%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	20,000	21,926
Freeport-McMoRan, Inc.:
5.4% 11/14/34	640,000	792,800
5.45% 3/15/43	690,000	862,500
Howmet Aerospace, Inc. 5.95% 2/1/37	55,000	64,757
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,813,000	2,890,217

TOTAL METALS/MINING		4,632,200

Restaurants - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	989,000	1,009,096
5.75% 4/15/25 (a)	370,000	395,034

TOTAL RESTAURANTS		1,404,130

Services - 6.1%
AECOM:
5.125% 3/15/27	2,030,000	2,268,525
5.875% 10/15/24	3,139,000	3,484,290
Aramark Services, Inc.:
4.75% 6/1/26	4,027,000	4,115,594
5% 2/1/28 (a)	6,660,000	6,994,665
6.375% 5/1/25 (a)	1,015,000	1,080,975
ASGN, Inc. 4.625% 5/15/28 (a)	2,440,000	2,537,600
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	1,595,000	1,646,838
CoreCivic, Inc.:
4.625% 5/1/23	679,000	638,260
5% 10/15/22	1,147,000	1,128,304
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,052,000	2,298,240
Gartner, Inc. 3.75% 10/1/30 (a)	530,000	551,370
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	800,000	817,000
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (a)	2,545,000	2,513,188
Service Corp. International 5.125% 6/1/29	2,695,000	2,994,819

TOTAL SERVICES		33,069,668

Super Retail - 0.5%
The William Carter Co. 5.625% 3/15/27 (a)	1,154,000	1,216,028
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	1,350,000	1,431,000

TOTAL SUPER RETAIL		2,647,028

Technology - 4.7%
CDK Global, Inc.:
5.25% 5/15/29 (a)	278,000	305,105
5.875% 6/15/26	1,403,000	1,466,135
Entegris, Inc.:
4.375% 4/15/28 (a)	1,020,000	1,078,130
4.625% 2/10/26 (a)	2,164,000	2,228,920
Gartner, Inc. 4.5% 7/1/28 (a)	820,000	861,000
Match Group Holdings II LLC 4.125% 8/1/30 (a)	305,000	315,675
Nortonlifelock, Inc. 5% 4/15/25 (a)	6,381,000	6,508,811
Nuance Communications, Inc. 5.625% 12/15/26	3,788,000	4,002,439
ON Semiconductor Corp. 3.875% 9/1/28 (a)	620,000	638,600
Open Text Corp. 3.875% 2/15/28 (a)	2,760,000	2,849,700
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)	1,407,000	1,459,763
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,745,000	3,864,203

TOTAL TECHNOLOGY		25,578,481

Telecommunications - 9.0%
Altice Financing SA:
5% 1/15/28 (a)	460,000	469,830
7.5% 5/15/26 (a)	2,121,000	2,237,655
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	2,719,000	2,932,115
7.5% 10/15/26 (a)	3,805,000	4,047,569
Century Telephone Enterprises, Inc. 6.875% 1/15/28	80,000	91,800
CenturyLink, Inc.:
5.125% 12/15/26 (a)	2,440,000	2,537,210
5.625% 4/1/25	845,000	906,263
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	180,000	180,221
4.25% 7/1/28 (a)	3,815,000	3,938,988
4.625% 9/15/27 (a)	1,240,000	1,293,444
5.25% 3/15/26	2,661,000	2,750,968
Millicom International Cellular SA:
4.5% 4/27/31 (a)	200,000	215,368
5.125% 1/15/28 (a)	1,500,000	1,603,200
6.625% 10/15/26 (a)	3,242,000	3,513,518
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,900,000	3,113,875
SBA Communications Corp. 4.875% 9/1/24	1,443,000	1,478,613
SFR Group SA 7.375% 5/1/26 (a)	2,525,000	2,651,250
Sprint Capital Corp.:
6.875% 11/15/28	7,000,000	9,090,879
8.75% 3/15/32	1,930,000	2,963,766
T-Mobile U.S.A., Inc. 3.875% 4/15/30 (a)	1,543,000	1,769,651
Telecom Italia Capital SA 6% 9/30/34	739,000	874,215

TOTAL TELECOMMUNICATIONS		48,660,398

Transportation Ex Air/Rail - 0.5%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	2,370,000	2,538,863
Utilities - 7.5%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	290,000	311,002
5% 9/15/26	1,930,000	1,987,900
5.75% 10/15/25	862,000	907,255
DCP Midstream Operating LP:
5.125% 5/15/29	3,305,000	3,501,218
5.625% 7/15/27	1,285,000	1,391,013
InterGen NV 7% 6/30/23 (a)	1,496,000	1,415,590
NextEra Energy Partners LP 4.25% 9/15/24 (a)	1,594,000	1,685,655
NRG Energy, Inc.:
3.375% 2/15/29 (a)(d)	235,000	239,994
3.625% 2/15/31 (a)(d)	465,000	482,438
5.25% 6/15/29 (a)	1,251,000	1,365,992
5.75% 1/15/28	1,319,000	1,439,491
6.625% 1/15/27	3,115,000	3,278,538
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	3,903,063	4,137,247
Pattern Energy Operations LP 4.5% 8/15/28 (a)	440,000	470,800
PG&E Corp. 5.25% 7/1/30	2,395,000	2,610,550
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	178,000	183,785
5% 1/31/28 (a)	2,624,000	2,932,320
Vistra Operations Co. LLC:
5% 7/31/27 (a)	5,555,000	5,874,968
5.5% 9/1/26 (a)	5,052,000	5,286,160
5.625% 2/15/27 (a)	960,000	1,014,048

TOTAL UTILITIES		40,515,964

TOTAL NONCONVERTIBLE BONDS
(Cost $486,131,822)		512,933,455
	Shares	Value

Common Stocks - 0.2%
Energy - 0.2%
Denbury, Inc. (e)
(Cost $1,508,477)	61,781	1,387,601

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.09% (f)
(Cost $15,464,528)	15,463,373	15,466,466
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $503,104,827)		529,787,522
NET OTHER ASSETS (LIABILITIES) - 2.1%		11,488,876
NET ASSETS - 100%		$541,276,398

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $304,535,725 or 56.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,085
Total	$4,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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